Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,794,300.00
Total Fee Amount	5,633.70
Total Offset Amount	0.00
Net Fee	$ 5,633.70
Offering Table N/A
Offset Table N/A	N/A